Subsequent events	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS

Enel Chile S.A.

i.	On January 27, 2026, a drawdown was made with CAF–Development Bank of Latin America and the Caribbean for an amount of US$100 million, at a SOFR 1M rate, with a maturity date of February 27, 2026. On March 27, 2026, a partial repayment of $50 million was made, and the remaining balance of $50 million was paid on April 27, 2026. The facility is now 100% available.

Between January 1, 2026 and the date of issuance of these consolidated financial statements, we are not aware of any other financial or events that could significantly affect the financial position and results presented in this document.